RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	May 01, 2021	Apr. 30, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 01, 2022	Jun. 30, 2022	Oct. 31, 2015
Related Party Transaction [Line Items]
Proceeds from convertible debt, net of repayment				$ 966,425
Short term loan			88,000
Other Short-Term Borrowings			1,765,050	390,050
Stock Issued During Period, Value, New Issues				158,820
Short term loan			1,765,050	390,050
Vyoung Trieu [Member]
Related Party Transaction [Line Items]
Other Short-Term Borrowings					$ 50,000
Common shares issued for cash, shares					5
Stock Issued During Period, Value, New Issues					$ 250,000
Vyoung Trieu [Member] | Fall 2019 Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 250,000
Short term loan		35,000
Vyoung Trieu [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Unamortized Discount			0	0
Proceeds from convertible debt, net of repayment		148,000
Autotelic Inc [Member]
Related Party Transaction [Line Items]
Short term loan			1,400,000
Autotelic Inc [Member] | August Two Thousand And Twenty One Note [Member]
Related Party Transaction [Line Items]
Short term loan	$ 250,000
Short term loan			1,500,000			$ 120,000
Autotelic Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses			300,000	300,000
Master Service Agreement [Member] | Autotelic Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses			12,000	60,000
Master Service Agreement [Member] | Autotelic Inc [Member] | Vyoung Trieu [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Ownership percentage								10.00%
Securities Purchase Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			162,000				$ 340,000
Securities Purchase Agreement [Member] | Vyoung Trieu [Member]
Related Party Transaction [Line Items]
Debt Instrument, Unamortized Discount		16,444
Securities Purchase Agreement [Member] | Vyoung Trieu [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 164,444
Artius Consulting Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party expenses			0	0
Maida Consulting Agreement [Member] | Related Party [Member] | Dr. Maida [Member]
Related Party Transaction [Line Items]
Related party expenses			$ 0	$ 75,000